Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,515	SFr 1,515
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 19 days
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 227	227
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	209	209
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	351	351
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	715	715
Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	13	13
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	1,464	SFr 1,464
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)		1 year 3 months 19 days
Bank | Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	201	SFr 201
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	205	205
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	343	343
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	702	702
Bank | Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 13	SFr 13